Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 73	$ 106	$ 108
TOTAL	2,672	3,917	3,501
Net liabilities related to assets held for sale	(1)	1
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	1,966	3,111	2,651
Net liabilities related to assets held for sale	(1)	1
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 633	$ 700	$ 742